Other Gains (Losses) (Tables)	12 Months Ended
Dec. 31, 2018
Other Gains (Losses) [Abstract]
Other Gains (Losses)
Composition of other gains (losses) for the years ended December 31, 2016, 2017 and 2018 are as follows:

		2016	2017	2018
		In millions of won
Other gains
Gains on disposal of property, plant, and equipment	￦	74,035	48,316	98,077
Gains on disposal of intangible assets		—	564	12
Reversal of impairment loss on intangible assets		3	54	17
Gains on foreign currency translation		15,311	20,485	14,905
Gains on foreign currency transaction		55,377	93,151	47,297
Gains on insurance proceeds		—	400	—
Others		187,792	269,562	221,556

Other losses
Losses on disposal of property, plant and equipment		(42,715)	(70,514)	(60,704)
Losses on disposal of intangible assets		(158)	(183)	(43)
Impairment loss on property, plant and equipment		—	(51,067)	(710,162)
Impairment loss on intangible assets		(3,945)	(20)	(8,112)
Impairment loss on other non-current assets		—	—	(87,024)
Losses on foreign currency translation		(23,835)	(25,495)	(7,678)
Losses on foreign currency transaction		(72,058)	(36,241)	(65,366)
Others		(119,309)	(92,385)	(63,899)

	￦	70,498	156,627	(621,124)

Details of others of other gains
Details of others of other gains for the years ended December 31, 2016, 2017 and 2018 are as follows:

		2016	2017	2018
		In millions of won
Gains on disposal of inventories	￦	9,494	6,024	6,350
Gains on valuation of inventories		2	—	—
Gains on proxy collection of TV license fee		38,991	39,711	40,450
Gains on compensation of impaired electric poles		3,650	1,526	1,166
Gains on compensation for infringement on contract		3,040	18,990	3,648
Gains on harbor facilities dues		2,957	3,025	3,803
Gains on technical fees		1,271	2,105	2,026
Reversal of occupation development training fees		1,756	1,697	1,602
Gains on disposal of waste		4,222	4,261	4,232
Gains on insurance		3,786	10,410	22,382
Gains on tax rebate		5,226	2,161	542
Gains on other commission		4,639	4,790	4,347
Gains on research tasks		10	—	—
Gains on settlement and others		2,188	—	—
Gains on sales of greenhouse gas emissions rights		46	—	—
Others		106,514	174,862	131,008

	￦	187,792	269,562	221,556

Details of others of other losses
Details of others of other losses for the years ended December 31, 2016, 2017 and 2018 are as follows:

		2016	2017	2018
		In millions of won
Losses on valuation of inventories	￦	2,683	3,875	1,953
Losses on disposal of inventories		3,092	3,273	3,555
Losses due to disaster		1,522	5,374	2,129
Losses on rounding adjustment of electric charge surtax		1,260	1,253	1,265
Losses on adjustments of levies		1,184	1	—
Forfeit of taxes and dues		4,582	656	—
Losses on litigation		2,581	—	—
Others		102,405	77,953	54,997

	￦	119,309	92,385	63,899